Vessels and Equipment	6 Months Ended
Jun. 30, 2023
Vessels and Equipment
Vessels and Equipment

10) Vessels and Equipment

As of June 30, 2023 and December 31, 2022, Vessels with a book value of $1,539 million and $1,631 million, respectively, are pledged as security for the Partnership’s long-term debt. See Note 13—Long-term debt.

	Vessels &	Accumulated	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	impairment	Net Vessels
Vessels, December 31, 2021	$2,265,712	$(638,185)	$(29,421)	$1,598,106
Additions (1)	120,946	—	—	120,946
Drydock costs	19,747	—	—	19,747
Disposals	(17,790)	17,790	—	—
Depreciation and write down for the period	—	(107,419)	—	(107,419)
Vessels, December 31, 2022	$2,388,615	$(727,814)	$(29,421)	$1,631,380
Additions	2,836	—	—	2,836
Drydock costs	10,701	—	—	10,701
Disposals	(5,999)	5,999	—	—
Depreciation and write down for the period (2)	—	(55,836)	(49,649)	(105,485)
Vessels, June 30, 2023	$2,396,153	$(777,651)	$(79,070)	$1,539,432
(1)	On July 1, 2022, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 35 AS, the company that owns and operates the Synnøve Knutsen. This acquisition was accounted for as an acquisition of assets.
(2)	The carrying value of the Dan Cisne and the Dan Sabia was written down to its estimated fair value as of June 30, 2023. See Note 20—Impairment of long-lived assets.

Drydocking activity as of June 30, 2023 and December 31, 2022 is summarized as follows:

(U.S. Dollars in thousands)	At June 30, 2023	At December 31, 2022
Balance at the beginning of the year	$24,595	$13,458
Costs incurred for dry docking	10,701	17,614
Costs re-allocated to drydocking due to change of contract	2,812	—
Costs allocated to drydocking as part of acquisition of asset	—	2,133
Drydock amortization	(5,074)	(8,610)
Balance at period end	$33,034	$24,595